Short-Term Debts	6 Months Ended
Mar. 31, 2025
Short-Term Debts [Abstract]
SHORT-TERM DEBTS

11. SHORT-TERM DEBTS

As of March 31, 2025 and September 30, 2024, the short-term debts were for working capital purposes. Short-term debts consist of the following:

Bank	Annual Interest Rate	Maturity		As of March 31, 2025	As of September 30, 2024
Higashi-Nippon Bank	1.55%	12/29/2023	12/25/2024	$—	$32,810
				$—	$32,810